Label	Element	Value
Nuveen Core Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Core Equity Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective May 1, 2026, as previously disclosed, the Nuveen Core Equity Fund’s diversification status is changing from diversified to non-diversified. Therefore, effective May 1, 2026, the following is hereby added after the second sentence in the second paragraph in the “Principal investment strategies” section on page 7 of the Statutory Prospectus in the “Summary information” section for the Fund:

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	Nuveen Core Equity Fund Nuveen Mid Cap Value Fund SUPPLEMENT NO. 2 dated April 30, 2026 to the Statutory Prospectus dated February 27, 2026
Nuveen Core Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk—The Fund is considered to be non-diversified under the 1940 Act. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.